Dividends	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Dividends
9. Dividends
Interim dividends are recognised when they become payable to the Company’s shareholders. Final dividends are recognised when they are approved by shareholders.

	2021			2020			2019
	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m	Pence per share	Cash dividend £m	Scrip dividend £m
Interim dividend in respect of the current year	17.00	348	249	16.57	335	241	16.08	450	94
Final dividend in respect of the prior year	32.00	1,065	54	31.26	557	517	30.44	710	319
	49.00	1,413	303	47.83	892	758	46.52	1,160	413
The Directors are proposing a final dividend for the year ended 31 March 2021 of 32.16p per share that will absorb approximately £1,141 million of shareholders’ equity (assuming all amounts are settled in cash). It will be paid on 18 August 2021 to shareholders who are on the register of members at 4 June 2021 (subject to shareholders’ approval at the AGM). A scrip dividend will be offered as an alternative.